Schedule 1 - Condensed Parent Company Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities	$ 370,794	$ 363,788	$ 367,819
Property, plant and equipment additions	(364,689)	(328,605)	(307,908)	$ (347,098)	$ (324,360)
Acquisitions of utility systems and other, net	(28,989)	(14,616)	(14,997)
Net proceeds from the sale of utility systems and other assets	648	558	5,315
Other	(1,079)	279	76
Net cash flows used in investing activities	(394,062)	(292,501)	(221,563)
Net repayments of short-term debt	(1,677)	(18,342)	(43,643)
Proceeds from long-term debt	560,544	317,699	263,834
Repayments of long-term debt	(400,407)	(253,192)	(300,323)
Change in cash overdraft position	(739)	(322)	9,872
Proceeds from issuing common stock	677		10,290
Proceeds from exercised stock options	7,540	7,296	25,698
Share-based compensation windfall tax benefits	1,842	1,422	2,420
Repurchase of common stock	(25,247)	(15,756)	(12,823)
Dividends paid on common stock	(121,248)	(112,106)	(102,889)	(93,423)	$ (87,133)
Other	(853)	(793)
Net cash flows used in financing activities	22,359	(72,207)	(146,719)
Net decrease in cash and cash equivalents	(909)	(920)	(463)
Cash and cash equivalents at beginning of year	4,138	5,058	5,521
Cash and cash equivalents at end of year	3,229	4,138	5,058	$ 5,521
Aqua America, Inc. [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities	152,916	114,465	159,144
Acquisitions of utility systems and other, net	(26,722)	(9,329)	(266)
Decrease (increase) in investment of subsidiary	(27,596)	744	50,337
Other	(1,031)	(733)	(267)
Net cash flows used in investing activities	(55,349)	(9,318)	49,804
Proceeds from long-term debt	298,879	170,790	98,956
Repayments of long-term debt	(259,158)	$ (156,000)	(230,600)
Proceeds from issuing common stock	677		10,290
Proceeds from exercised stock options	7,540	$ 7,296	25,698
Share-based compensation windfall tax benefits	1,843	1,422	2,420
Repurchase of common stock	(25,247)	(15,756)	(12,823)
Dividends paid on common stock	(121,248)	(112,106)	$ (102,889)
Other	(853)	(793)
Net cash flows used in financing activities	$ (97,567)	$ (105,147)	$ (208,948)
Net decrease in cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year